Income tax expenses (Details 2)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Basic [Member] USD ($)	Jun. 30, 2013 Basic [Member] CNY	Jun. 30, 2012 Basic [Member] CNY	Jun. 30, 2011 Basic [Member] CNY	Jun. 30, 2013 Diluted [Member] USD ($)	Jun. 30, 2013 Diluted [Member] CNY	Jun. 30, 2012 Diluted [Member] CNY	Jun. 30, 2011 Diluted [Member] CNY
The aggregate effect	$ 0	0	1,290,674	1,756,754
Per share effect					$ 0	0	0.04	0.05	$ 0	0	0.04	0.05